EQUITY (Narrative) (Details)	1 Months Ended							4 Months Ended	12 Months Ended				189 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2018 ₪ / shares	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 Share ₪ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value										$ 4,573,000
Underwritten public offering | shares			14,375,000			1,866,667
Public offering price | $ / shares			$ 2.4			$ 8.25
Proceeds from public offering, gross						$ 15,400,000
Proceeds from public offering, net						$ 14,100,000
Issuance expense										762,000	$ 0	$ 784,000
Gross proceeds										$ 14,359,000	$ 50,407,000	$ 19,246,000
Remaining authorized unissued ordinary shares | shares														21,300,000
Option outstanding | Share														89,871,858		40,956,214
Weighted average contractual life										8 years 4 months 24 days	8 years
Risk-free interest rate (%)										4.00%	1.00%	1.00%
Average standard deviation										67.00%	67.00%	63.00%
Remaining unrecognized deferred compensation expense										$ 4,800,000
Compensation cost										$ 3,475,000	$ 2,602,000	$ 2,764,000
H C Wainwright And Co Llc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non operating expense		$ 100,000		$ 200,000
Gross proceeds	$ 300,000			$ 24,500,000				$ 1,400,000			$ 18,500,000
Sale of stock | shares				7,381,101				608,651		206,324	4,745,368
Aggregate offering price		$ 25,000,000		$ 25,000,000
Percentage of commission on sales agreement				3.00%
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares														92,601,858
Option vested										2,786,608
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | Share														10,482,277		4,084,748	2,421,799
Weighted average exercise price outstanding | ₪ / shares									₪ 0.1						₪ 0.1		₪ 0.1
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares					$ 1.75	$ 11.25
Change in fair value					$ 5,700,000	$ 5,000,000				$ 1,253,000	$ 2,354,000
Exercisable term of warrant						five years
Issuance expense						$ 400,000
Options exercised										5,739,741	5,739,741
Fair value of the warrants														$ 1,253,000
Registered direct offerings sales | shares					7,653,145
Warrants expiration period					two and half years
Exercise price of warrants | $ / shares					$ 2.25
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants														$ 1,000,000
Risk-free interest rate (%)										0.45%
Average standard deviation										73.80%
Aggregate offering price			$ 34,500,000
Warrants issued to purchase shares | shares			718,750
Warrants expiration period			five years
Exercise price of warrants | $ / shares			$ 3
Proceeds from warrant issue, net			$ 31,400,000
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares	$ 1.1
Amount allocated to warrant	$ 800,000
Change in fair value	$ 9,100,000									$ 4,502,000,000,000
Risk-free interest rate (%)	3.62%									4.10%
Average standard deviation	82.50%									85.50%
Registered direct offerings sales | shares	13,636,365
Warrants expiration period	five years
Exercise price of warrants | $ / shares	$ 1.15
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares														2,700,000				596,523
Weighted average exercise price | ₪ / shares									0.66				₪ 5.23
Option vested and exercised										The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | Share														2,730,000
Weighted average contractual life										7 years 10 months 24 days
Weighted average exercise price outstanding | ₪ / shares									₪ 1.02
Loan Agreement With Kreos Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares							63,837
Exercise Price Of Share Issued | $ / shares							$ 14.1
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value										$ 36,000	$ 13,000
Fair value of the warrants							$ 861,000							$ 6,000		$ 42,000
Risk-free interest rate (%)							3.99%
Average standard deviation							79.68%
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value										$ 563,000	$ 405,000
Fair value of the warrants														$ 1,000		$ 564,000
Risk-free interest rate (%)										4.73%	82.14%
Investors [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares					7,653,145
Investors [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares	13,636,365
Placement Agent's Designees [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant					$ 600,000
Aggregate offering price					$ 13,400,000
Warrants issued to purchase shares | shares					382,657
Warrants expiration period					two and half years
Exercise price of warrants | $ / shares					$ 2.1875
Proceeds from warrant issue, net					$ 12,000,000
Placement Agent's Designees [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant	$ 400,000
Aggregate offering price	$ 15,000,000
Warrants issued to purchase shares | shares	681,818
Warrants expiration period	five years
Exercise price of warrants | $ / shares	$ 1.375
Proceeds from warrant issue, net	$ 13,500,000